GOODWILL AND INTANGIBLE ASSETS (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Goodwill
Goodwill	€ 2,412	€ 2,412	€ 2,412
Reporting units | item	3
Impairment	€ 0
Amortization expense	175	€ 141	€ 125
Lithotripsy (ESWL)
Goodwill
Goodwill	496
Distribution Services (DIST)
Goodwill
Goodwill	1,271
High Intensity Focused Ultrasound (HIFU)
Goodwill
Goodwill	€ 645